FINANCIAL ASSETS AND LIABILITIES - Summary of Financial Risks and Financial Performance (Detail)	12 Months Ended
Dec. 31, 2024
Currency risk [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	i. Future commercial transactions. ii. Recognized financial assets and liabilities not denominated in Reais.
Measurement	i. Cash flow forecasting ii. Sensitivity analysis
Management	Foreign currency
Interest rate risk [member] | Sensitivity analysis [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, securities, loans, borrowings and debentures, leases and derivative financial instruments.
Measurement	Sensitivity analysis
Management	Interest rate swap
Market risk - prices [member] | Cash flow forecasting [member]
Disclosure of financial assets [line items]
Exposure	i. Future business transactions ii. Investment in securities
Measurement	i. Cash flow forecasting ii. Sensitivity analysis
Management	Future price of energy and gas (purchase and sale) i. Derivative protection for valuation and devaluation of shares
Credit risk [member]
Disclosure of financial assets [line items]
Exposure	Cash and cash equivalents, marketable securities, trade receivables, derivatives, receivables from related parties, dividends and investment property
Measurement	i. Analysis by maturity ii. Credit ratings
Management	Availability and lines of credit
Liquidity risk [member] | A Credit Rating [member]
Disclosure of financial assets [line items]
Exposure	Loans, borrowings and debentures, accounts payable to suppliers, other financial liabilities, REFIS, leases, derivatives, payables to related parties and dividends.
Measurement	Cash flow forecasting
Management	Availability and lines of credit